33. Operating Costs and Expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	R$ 6,165,450	R$ 4,685,604	R$ 6,032,916
Purchase of Energy in the Regulated Environment - CCEAR
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	2,693,976	3,219,900	3,812,509
Electric Energy Trade Chamber - CCEE
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	1,766,091	535,656	982,388
Itaipu Binacional
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	1,117,957	1,089,804	1,567,844
Bilateral contracts
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	766,803	20,006	30,557
Program for incentive to alternative energy sources - Proinfa
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	217,646	242,910	177,946
Micro and mini generators and repurchase of customers
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	3,892	561	0
PIS/Pasep/Cofins taxes on electricity purchased for resale
DisclosureOfElectricityPurchasedForResaleLineItems [Line Items]
Electricity purchased for resale	R$ (400,915)	R$ (423,233)	R$ (538,328)